Segment and Geographic Information - Schedule of Sales by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	$ 6,008	$ 8,615	$ 8,989	$ 12,126	$ 9,410	$ 10,192	$ 12,179	$ 10,945	$ 14,517	$ 17,526	$ 30,525	$ 39,140	$ 47,833	$ 48,144
Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	705		1,733							1,787	9,713	10,883	8,223	15,887
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	855		1,143							2,461	3,556	4,849	9,879	12,767
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	1,946		4,329							5,472	10,570	15,128	13,339	8,063
U.S.-based Latin American Distributors [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	2,333		1,653							7,636	5,398	6,992	11,853	7,240
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area	$ 169									169
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area			$ 131							$ 1	$ 1,288	1,276	4,511	2,582
Europe, Middle East and Africa ("EMEA") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area														1,530
Asia Pacific ("APAC") [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales by geographical area												$ 12	$ 28	$ 75